EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 15, 2011 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement supersedes and replaces information regarding the EQ/Common Stock Index Portfolio, the EQ/Calvert Socially Responsible Portfolio and the EQ/Van Kampen Comstock Portfolio (together, the “Portfolios”) contained in the Supplement dated December 6, 2011 to the Prospectus dated May 1, 2011, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

Effective January 1, 2012, with respect to the Portfolios, the tables in the “Fees and Expenses of the Portfolio” section of the Prospectus under the headings “Annual Portfolio Operating Expenses” and “Example” are hereby deleted in their entirety and replaced with the information listed below:

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IB Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

† Restated to reflect current fees.

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	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Common Stock Index Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

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	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	–0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

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	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

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